Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Oct. 31, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

NUVEEN NWQ MULTI-CAP VALUE FUND

SUPPLEMENT DATED AUGUST 5, 2019

TO THE PROSPECTUS DATED OCTOBER 31, 2018

Class R3 shares of Nuveen NWQ Multi-Cap Value Fund are no longer being offered for sale. Any references to Nuveen NWQ Multi-Cap Value Fund Class R3 shares in this prospectus are deleted.

Nuveen NWQ Multi-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

NUVEEN NWQ MULTI-CAP VALUE FUND

SUPPLEMENT DATED AUGUST 5, 2019

TO THE PROSPECTUS DATED OCTOBER 31, 2018

Class R3 shares of Nuveen NWQ Multi-Cap Value Fund are no longer being offered for sale. Any references to Nuveen NWQ Multi-Cap Value Fund Class R3 shares in this prospectus are deleted.